Fixed Assets	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Fixed Assets

7. Fixed Assets

Fixed assets are included in other assets in the consolidated statements of financial condition and consist of the following:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Computer hardware and software	$11,864	$9,899
Buildings	188	188
Furniture, fixtures, and equipment	139	139
Leasehold improvements	109	109
Other	73	73
Fixed assets, gross	12,373	10,408
Accumulated depreciation and amortization	(10,327)	(6,551)
Internal use software in process	282	487
Fixed assets, net	$2,328	$4,344

Depreciation and amortization expense related to fixed assets was $3.8 million and $3.6 million, for the years ended March 31, 2024 and 2023, respectively. The majority of our depreciation and amortization expense is related to the amortization of capitalized computer software costs, which was $3.7 million and $3.4 million, for the years ended March 31, 2024 and 2023, respectively. As of March 31, 2024 and 2023, the unamortized computer software costs were $1.8 million and $3.5 million, respectively.